GOODWILL (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in the carrying amount of goodwill
Balance at beginning of year			¥ 58,026	¥ 56,246
Acquisition	¥ 393		393	1,786
Disposals and immaterial others			(111)	(6)
Balance at end of period		$ 8,375	¥ 58,308	¥ 58,026